CONSOLIDATED STATEMENT OF FINANCIAL POSITION - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	¥ 8,982,404	¥ 9,412,060
Trade accounts and other receivables	3,679,722	3,789,429
Receivables related to financial services	11,453,249	11,057,269
Other financial assets	6,935,759	4,702,168
Inventories	4,598,232	4,605,368
Income tax receivable	216,528	116,886
Other current assets	1,212,783	1,031,098
Total current assets	37,078,676	34,714,279
Non-current assets
Investments accounted for using the equity method	5,798,051	5,710,106
Receivables related to financial services	22,171,786	20,637,090
Other financial assets	9,882,841	11,390,559
Property, plant and equipment
Land	1,428,122	1,441,811
Buildings	6,170,063	5,884,749
Machinery and equipment	16,621,243	16,469,032
Vehicles and equipment on operating leases	8,051,945	7,523,911
Construction in progress	1,596,145	1,040,188
Total property, plant and equipment, at cost	33,867,518	32,359,692
Less - Accumulated depreciation and impairment losses	(18,533,826)	(18,101,905)
Total property, plant and equipment, net	15,333,693	14,257,788
Right of use assets	583,068	532,835
Intangible assets	1,363,266	1,355,326
Deferred tax assets	517,869	502,230
Other non-current assets	872,101	1,014,083
Total non-current assets	56,522,674	55,400,017
Total assets	93,601,350	90,114,296
Current liabilities
Trade accounts and other payables	5,527,347	5,251,357
Short-term and current portion of long-term debt	15,829,516	15,406,284
Accrued expenses	1,827,933	1,863,760
Other financial liabilities	1,869,117	1,700,137
Income taxes payable	505,500	1,224,542
Liabilities for quality assurance	1,965,748	1,836,314
Other current liabilities	1,909,059	1,895,516
Total current liabilities	29,434,220	29,177,909
Non-current liabilities
Long-term debt	22,963,363	21,155,496
Other financial liabilities	435,594	495,814
Retirement benefit liabilities	1,019,568	1,077,962
Deferred tax liabilities	1,659,433	2,219,638
Other non-current liabilities	1,210,260	748,139
Total non-current liabilities	27,288,217	25,697,049
Total liabilities	56,722,437	54,874,958
Shareholders' equity
Common stock	397,050	397,050
Additional paid-in capital	492,368	491,802
Retained earnings	35,841,218	32,795,365
Other components of equity	3,610,133	4,503,756
Treasury stock	(4,415,943)	(3,966,982)
Total Toyota Motor Corporation shareholders' equity	35,924,826	34,220,991
Non-controlling interests	954,088	1,018,347
Total shareholders' equity	36,878,913	35,239,338
Total liabilities and shareholders' equity	¥ 93,601,350	¥ 90,114,296